Debt and Finance Leases - Recourse Debt Redemption Period (Details) - Recourse Debt	12 Months Ended
Dec. 31, 2019
Senior Notes
Debt Instrument [Line Items]
Average Early Redemption Percentage	25.00%
Senior Notes due 2026 | Treasury Rate
Debt Instrument [Line Items]
Premium percentage of principal amount of note discount factor (as percent)	1.00%
Treasury rate redemption (as percentage)	0.50%
Senior Notes due 2027 | Treasury Rate
Debt Instrument [Line Items]
Premium percentage of principal amount of note discount factor (as percent)	1.00%
Treasury rate redemption (as percentage)	50.00%
Senior Notes due 2028
Debt Instrument [Line Items]
Redemption percentage	35.00%
Senior Notes due 2028 | Treasury Rate
Debt Instrument [Line Items]
Premium percentage of principal amount of note discount factor (as percent)	1.00%
Treasury rate redemption (as percentage)	50.00%
Senior Notes due 2029
Debt Instrument [Line Items]
Redemption percentage	40.00%
Senior Notes due 2029 | Treasury Rate
Debt Instrument [Line Items]
Treasury rate redemption (as percentage)	0.50%
Redemption Period Prior To 15 May 2021 | Senior Notes due 2026
Debt Instrument [Line Items]
Redemption percentage	100.00%
Present value of note (as percentage)	1.03625
May 15, 2021 to May 14, 2022 | Senior Notes due 2026
Debt Instrument [Line Items]
Redemption percentage	103.625%
May 15, 2022 to May 14, 2023 | Senior Notes due 2026
Debt Instrument [Line Items]
Redemption percentage	102.417%
May 15, 2023 to May 14, 2024 | Senior Notes due 2026
Debt Instrument [Line Items]
Redemption percentage	101.208%
May 15, 2024 and thereafter | Senior Notes due 2026
Debt Instrument [Line Items]
Redemption percentage	100.00%
Redemption Period Prior To 15 July 2021 | Senior Notes due 2027
Debt Instrument [Line Items]
Redemption percentage	100.00%
Present value of note (as percentage)	1.03313
July 15, 2021 to July14, 2022 | Senior Notes due 2027
Debt Instrument [Line Items]
Redemption percentage	103.313%
July 15, 2022 to July 14, 2023 | Senior Notes due 2027
Debt Instrument [Line Items]
Redemption percentage	102.208%
July 15, 2023 to July 14, 2024 | Senior Notes due 2027
Debt Instrument [Line Items]
Redemption percentage	101.104%
July 15, 2024 and thereafter | Senior Notes due 2027
Debt Instrument [Line Items]
Redemption percentage	100.00%
Redemption Period Prior to January 15, 2021 | Senior Notes due 2028
Debt Instrument [Line Items]
Redemption percentage	105.75%
Redemption Period Prior to January 15, 2023 | Senior Notes due 2028
Debt Instrument [Line Items]
Redemption percentage	100.00%
Present value of note (as percentage)	1.02875
January 15, 2023 to January 14, 2024 | Senior Notes due 2028
Debt Instrument [Line Items]
Redemption percentage	102.875%
January 15, 2024 to January 14, 2025 | Senior Notes due 2028
Debt Instrument [Line Items]
Redemption percentage	101.917%
January 15, 2025 to January 14, 2026 | Senior Notes due 2028
Debt Instrument [Line Items]
Redemption percentage	100.958%
January 15, 2026 and thereafter | Senior Notes due 2028
Debt Instrument [Line Items]
Redemption percentage	100.00%
Redemption Period Prior to June 15, 2022 | Senior Notes due 2029
Debt Instrument [Line Items]
Redemption percentage	105.25%
Outstanding principal after redemption, percentage (at least)	50.00%
Redemption Period Prior to June 15, 2024 | Senior Notes due 2029
Debt Instrument [Line Items]
Redemption percentage	100.00%
Premium percentage of principal amount of note discount factor (as percent)	1.00%
Present value of note (as percentage)	1.02625
June 15, 2024 to June 14, 2025 | Senior Notes due 2029
Debt Instrument [Line Items]
Redemption percentage	102.625%
June 15, 2025 to June 14, 2026 | Senior Notes due 2029
Debt Instrument [Line Items]
Redemption percentage	101.75%
June 15, 2026 to June 14, 2027 | Senior Notes due 2029
Debt Instrument [Line Items]
Redemption percentage	100.875%
June 15, 2027 and thereafter | Senior Notes due 2029
Debt Instrument [Line Items]
Redemption percentage	100.00%